Capital Lease Obligations (Details)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($)
Capital Leased Assets [Line Items]
Subtotal	$ 4,805,224		$ 4,103,649
Less: deferred interest	(454)		(12,506)
Capital lease obligations, net	4,804,770		4,091,143
Less: capital lease obligations - current	4,804,770		4,062,291
Capital lease obligations - non-current			28,852
Lease obligations for ten waste hauling trucks expired June 2015 [Member]
Capital Leased Assets [Line Items]
Subtotal	119,906		122,366
Lease obligations for an excavator expiring in May 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	58,578		28,535
Lease obligations for thirty waste hauling trucks expiring in July 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	1,901,613		1,449,258
Lease obligation for a loader expired in April 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	79,515		38,733
Lease obligation for a loader expired in April 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	79,280		38,619
Lease obligation for an excavator expiring in October 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	238,156		137,504
Lease obligation for an excavator expiring in October 2016 [Member]
Capital Leased Assets [Line Items]
Subtotal	164,948		95,236
Lease obligation for a land use right in late 2017 [Member]
Capital Leased Assets [Line Items]
Subtotal	1,888,766		1,927,500
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Leased Assets [Line Items]
Subtotal	92,440		98,587
Capital lease obligations, net	149,092	¥ 1,010,928
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Leased Assets [Line Items]
Subtotal	92,440		98,587
Capital lease obligations, net	149,092	1,010,928
Lease obligation for a loader commenced on August 1, 2015 expiring on January 1, 2017 [Member]
Capital Leased Assets [Line Items]
Subtotal	45,195		34,672
Capital lease obligations, net	58,220	394,764
Lease obligation for a loader commenced on August 1, 2015 expiring on July 1, 2017 [Member]
Capital Leased Assets [Line Items]
Subtotal	44,387		$ 34,052
Capital lease obligations, net	$ 57,180	¥ 387,714